The Gabelli Global Financial Services Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.4%
	Automobiles — 6.2%
8,500	Daimler AG	$470,718
4,000	Toyota Motor Corp., ADR	562,160

		1,032,878

	Banks — 23.3%
7,000	CIT Group Inc.	319,410
105,500	Commerzbank AG	652,881
29,500	Credit Suisse Group AG, ADR	396,775
93,300	Dah Sing Financial Holdings Ltd.	367,582
21,000	Japan Post Bank Co. Ltd.	202,936
18,200	Mediobanca Banca di Credito Finanziario SpA	200,353
9,600	Shinhan Financial Group Co. Ltd., ADR	365,472
27,500	Shinsei Bank Ltd.	423,933
7,300	State Street Corp.	577,430
26,800	UniCredit SpA	391,403

		3,898,175

	Consumer Finance — 7.3%
24,400	Ally Financial Inc.	745,664
4,600	Capital One Financial Corp.	473,386

		1,219,050

	Diversified Banks — 19.2%
239,000	Barclays plc	568,707
9,400	Citigroup Inc.	750,966
32,300	Credit Agricole SA	468,287
150,000	Royal Bank of Scotland Group plc	477,455
11,010	Societe Generale SA	383,034
59,000	Standard Chartered plc	556,754

		3,205,203

	Homebuilders — 5.4%
3,100	Cavco Industries Inc.†	605,678
17,600	Legacy Housing Corp.†	292,864

		898,542

	Institutional Brokerage — 6.4%
78,600	Daiwa Securities Group Inc.	400,035
31,110	Jefferies Financial Group Inc.	664,821

		1,064,856

Shares		Market Value
	Institutional Trust, Fiduciary, and Custody — 4.2%
13,900	The Bank of New York Mellon Corp.	$699,587

	Investment Companies — 1.3%
195,131	Atlas Mara Ltd.†	213,668

	Investment Management — 12.4%
5,400	Diamond Hill Investment Group Inc.	758,484
22,000	Franklin Resources Inc.	571,560
23,800	Janus Henderson Group plc	581,910
5,500	Westwood Holdings Group Inc.	162,910

		2,074,864

	Life Insurance — 7.2%
137,040	Aegon NV	625,173
15,302	NN Group NV	580,498

		1,205,671

	Property and Casualty Insurance — 2.2%
7,700	Assured Guaranty Ltd.	377,454

	Real Estate Owners and Developers — 1.3%
88,000	Hang Lung Group Ltd.	217,507

	TOTAL COMMON STOCKS	16,107,455

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.6%
$ 597,000	U.S. Treasury Bill, 1.555% to 1.631%††, 01/23/20 to 02/20/20	595,795

	TOTAL INVESTMENTS — 100.0% (Cost $16,403,576)	$16,703,250

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt

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